Yellowhead Acquisition (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of detailed information in purchase consideration
The total purchase consideration was calculated as follows:

Fair value of common shares issued (17,300,385 shares at $0.73 per share)	12,629
Fair value of previously held investment in Yellowhead	3,365
Acquisition related costs	272
16,266

Disclosure Of Detailed Information About Business Combinations Explanatory
The following sets forth the allocation of the purchase price:

Cash and cash equivalents	187
Accounts receivable and other assets	14
Reclamation deposits	85
Property, plant and equipment	16,240
Accounts payable and other liabilities	(260)
16,266